Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) RadioStation Structure	Dec. 31, 2019 USD ($)	Mar. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of radio stations | RadioStation		2
Number of advertising structures | Structure		3,500
Net increase to equity		$ 8,400
Operating costs of personnel		100.00%
Percentage of advertising agency fees on gross revenues		15.00%
Depreciation expense	$ 800	$ 2,800
Advertising expenses	400	400
Revenues	40,800	39,261	$ 45,834
Deferred tax assets valuation allowance	0	18,795	$ 0
Operating lease liabilities		$ 23,749
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease liabilities				$ 14,900
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Mar. 01, 2019
COVID-19
Significant Accounting Policies [Line Items]
Deferred tax assets valuation allowance		$ 18,800
Barter
Significant Accounting Policies [Line Items]
Revenues	800	900
Expenses	$ 900	$ 900
Automobiles, Office Equipment and Computer Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		5 years
Advertising Structures
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		15 years
Minimum | Buildings
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		30 years
Minimum | Broadcasting Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		5 years
Minimum | Software
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		3 years
Maximum | Buildings
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		39 years
Maximum | Broadcasting Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		7 years
Maximum | Software
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		5 years
Emmis | Mediaco Holding Inc
Significant Accounting Policies [Line Items]
Ownership interest percentage	100.00%		100.00%